SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Derivative liability, beginning		$ 0	$ 176,000	$ 176,000	$ 157,000
Reclass to equity upon conversion or redemption				(205,000)	(8,000)
Additions to derivatives		12,985,000		0	0
Change in fair value	$ 137,000	137,000	29,000	29,000	27,000
Derivative liability, ending	12,985,000	12,985,000		0	176,000
Warrant liability, beginning		0	$ 90,000	90,000	93,000
Reclass to equity upon exercise				(90,000)	0
Additions to warrant liability		5,910,000		0
Change in fair value		(137,000)		0	(3,000)
Warrant liability, ending	$ 6,047,000	$ 6,047,000		$ 0	$ 90,000